FAIR VALUE MEASUREMENTS (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Assets:
Short term investments, available for sale	¥ 182,629	¥ 57,487
Recurring
Assets:
Short term investments, available for sale	182,629	57,487
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Short term investments, available for sale	¥ 182,629	¥ 57,487